SCHEDULE OF STOCK OPTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Total Options Outstanding, Outstanding beginning balance	284,437	179,107	179,107
Weighted Average Exercise Price, Outstanding beginning balance	$ 49.67	$ 22.73	$ 22.73
Weighted Average Remaining Contractual Life (in years), Outstanding	4 years		4 years	7 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding		$ 1,419	$ 1,419
Total Options Outstanding, Assumption of options pursuant to merger			243,389
Weighted Average Exercise Price, Assumption of options pursuant to merger			$ 83.54
Weighted Average Remaining Contractual Life (in years), Assumption of options pursuant to merger			4 years 4 months 24 days
Aggregate Intrinsic Value, Assumption of options pursuant to merger
Total Options Outstanding, Granted	865,299
Weighted Average Exercise Price, Granted	$ 1.20
Total Options Outstanding, Exercised	0	(5,000)	(48,571)
Weighted Average Exercise Price, Exercised			$ 0.35
Total Options Outstanding, Cancelled	(154,368)		(89,488)
Weighted Average Exercise Price, Cancelled	$ 67.26		$ 44.74
Total Options Outstanding, Outstanding ending balance	995,368		284,437	179,107
Weighted Average Exercise Price, Outstanding ending balance	$ 4.80		$ 49.67	$ 22.73
Aggregate Intrinsic Value, Outstanding				$ 1,419
Total Options Outstanding, Exercisable	136,101		227,800
Weighted Average Exercise Price, Exercisable	$ 25.67		$ 51.97
Weighted Average Remaining Contractual Life (in years), Exercisable	7 years 4 months 24 days		10 months 24 days
Total Options Outstanding, Vested and expected to vest	995,368		284,437
Weighted Average Exercise Price, Vested and expected to vest	$ 4.80		$ 49.67
Weighted Average Remaining Contractual Life (in years), Vested and expected to vest			4 years
Aggregate Intrinsic Value, Vested and expected to vest
Weighted Average Remaining Contractual Life (in years), Outstanding	9 years 4 months 24 days
Aggregate Intrinsic Value, Exercisable
Weighted Average Remaining Contractual Life (in years), Vested and expected to vest	9 years 4 months 24 days